Investments in Unconsolidated Joint Ventures (Summary Financial Data) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2014 investment
Assets
Real estate assets	$ 2,144,692	$ 2,056,711
Accumulated depreciation	(347,849)	(339,215)
Real estate assets, net	1,796,843	1,717,496
Development in progress	200,243	308,104
Land held for development	73,497	74,575
Other assets	292,730	238,791
Total assets	2,363,313	2,338,966
Liabilities and Equity
Debt	570,011	869,141
Related party debt	324,239	21,435
Other liabilities	159,601	144,130
Equity	1,309,462	1,304,260
Total liabilities and equity	2,363,313	2,338,966
Company's net investment in unconsolidated joint ventures	350,981	288,456
Condensed Statements of Operations
Total revenue	254,938	186,239	$ 178,876
Operating expense	(87,484)	(63,249)	(67,427)
Interest	(21,914)	(40,295)	(47,044)
Related party interest	(13,418)
Depreciation and amortization	(58,222)	(44,366)	(44,709)
Other income (expense)	6,511	14,437	8,474
Gain (loss) on sale/impairment	(25,389)	(15,880)	45,000
Net income (loss)	55,022	36,886	73,170
Company's equity in earnings (loss) of unconsolidated joint ventures	21,382	17,155	21,970
Difference between carrying amount and underlying equity	(65,400)	(3,000)
Liberty Venture I, LP
Assets
Real estate assets	251,648	229,600
Accumulated depreciation	(54,373)	(48,629)
Real estate assets, net	197,275	180,971
Development in progress	0	18,337
Land held for development	0	0
Other assets	23,180	20,722
Total assets	220,455	220,030
Liabilities and Equity
Debt	170,743	166,295
Related party debt	0	0
Other liabilities	3,782	4,117
Equity	45,930	49,618
Total liabilities and equity	220,455	220,030
Company's net investment in unconsolidated joint ventures	9,516	10,425
Condensed Statements of Operations
Total revenue	30,310	31,079	25,149
Operating expense	(7,947)	(8,101)	(6,835)
Interest	(6,184)	(5,801)	(4,182)
Related party interest	0
Depreciation and amortization	(7,747)	(7,598)	(6,375)
Other income (expense)	(16)	(100)	50
Gain (loss) on sale/impairment	0	0	0
Net income (loss)	8,416	9,479	7,807
Company's equity in earnings (loss) of unconsolidated joint ventures	2,540	2,914	2,332
Kings Hill Unit Trust
Assets
Real estate assets	144,742	152,998
Accumulated depreciation	(30,554)	(30,028)
Real estate assets, net	114,188	122,970
Development in progress	0	0
Land held for development	0	0
Other assets	12,141	10,957
Total assets	126,329	133,927
Liabilities and Equity
Debt	84,691	92,131
Related party debt	20,239	21,435
Other liabilities	8,537	6,621
Equity	12,862	13,740
Total liabilities and equity	126,329	133,927
Company's net investment in unconsolidated joint ventures	6,230	6,100
Condensed Statements of Operations
Total revenue	13,925	12,976	11,926
Operating expense	(5,150)	(4,756)	(4,854)
Interest	(2,713)	(2,329)	(2,554)
Related party interest	0
Depreciation and amortization	(3,577)	(3,238)	(3,557)
Other income (expense)	(196)	(4)	(77)
Gain (loss) on sale/impairment	0	0	0
Net income (loss)	2,289	2,649	884
Company's equity in earnings (loss) of unconsolidated joint ventures	602	660	275
Liberty Illinois, LP
Assets
Real estate assets	252,751	252,593
Accumulated depreciation	(61,593)	(57,444)
Real estate assets, net	191,158	195,149
Development in progress	0	0
Land held for development	33,769	33,500
Other assets	14,662	16,337
Total assets	239,589	244,986
Liabilities and Equity
Debt	138,964	138,869
Related party debt	0	0
Other liabilities	7,304	7,548
Equity	93,321	98,569
Total liabilities and equity	239,589	244,986
Company's net investment in unconsolidated joint ventures	13,863	14,980
Condensed Statements of Operations
Total revenue	24,729	23,711	26,599
Operating expense	(7,874)	(7,989)	(9,961)
Interest	(4,771)	(5,882)	(7,243)
Related party interest	0
Depreciation and amortization	(7,014)	(6,918)	(7,589)
Other income (expense)	(56)	(71)	64
Gain (loss) on sale/impairment	0	0	4,068
Net income (loss)	5,014	2,851	5,938
Company's equity in earnings (loss) of unconsolidated joint ventures	1,752	2,118	2,065
Liberty Washington, LP
Assets
Real estate assets	210,732	274,847
Accumulated depreciation	(15,009)	(49,106)
Real estate assets, net	195,723	225,741
Development in progress	0	0
Land held for development	0	0
Other assets	17,146	18,566
Total assets	212,869	244,307
Liabilities and Equity
Debt	101,532	102,624
Related party debt	0	0
Other liabilities	3,719	4,954
Equity	107,618	136,729
Total liabilities and equity	212,869	244,307
Company's net investment in unconsolidated joint ventures	27,020	34,107
Condensed Statements of Operations
Total revenue	25,713	25,439	39,727
Operating expense	(9,496)	(9,147)	(15,935)
Interest	(4,418)	(4,065)	(10,866)
Related party interest	0
Depreciation and amortization	(5,513)	(5,926)	(10,750)
Other income (expense)	(68)	(65)	257
Gain (loss) on sale/impairment	(25,389)	(15,910)	40,943
Net income (loss)	(19,171)	(9,674)	43,376
Company's equity in earnings (loss) of unconsolidated joint ventures	(4,189)	(1,941)	10,857
Liberty Comcast 1701 JFK Boulevard, LP
Assets
Real estate assets	497,623	496,210
Accumulated depreciation	(152,169)	(138,943)
Real estate assets, net	345,454	357,267
Development in progress	0	0
Land held for development	0	0
Other assets	43,671	49,755
Total assets	389,125	407,022
Liabilities and Equity
Debt	0	305,223
Related party debt	304,000	0
Other liabilities	8,292	9,488
Equity	76,833	92,311
Total liabilities and equity	389,125	407,022
Company's net investment in unconsolidated joint ventures	75,102	17,307
Condensed Statements of Operations
Total revenue	71,389	65,372	65,587
Operating expense	(32,404)	(26,474)	(26,761)
Interest	(425)	(19,411)	(19,737)
Related party interest	(13,418)
Depreciation and amortization	(14,285)	(14,485)	(14,513)
Other income (expense)	(436)	(325)	(213)
Gain (loss) on sale/impairment	0	0	0
Net income (loss)	10,421	4,677	4,363
Company's equity in earnings (loss) of unconsolidated joint ventures	5,499	1,659	1,594
Liberty Property 18th & Arch
Assets
Real estate assets	688,537	551,874
Accumulated depreciation	(21,160)	(4,070)
Real estate assets, net	667,377	547,804
Development in progress	192,568	289,767
Land held for development	0	0
Other assets	152,845	98,191
Total assets	1,012,790	935,762
Liabilities and Equity
Debt	0	0
Related party debt	0	0
Other liabilities	118,953	102,982
Equity	893,837	832,780
Total liabilities and equity	1,012,790	935,762
Company's net investment in unconsolidated joint ventures	191,430	177,843
Condensed Statements of Operations
Total revenue	74,309	16,544	0
Operating expense	(20,240)	(3,417)	(280)
Interest	0	0	0
Related party interest
Depreciation and amortization	(17,184)	(4,077)	0
Other income (expense)	(3,982)	(547)	1,270
Gain (loss) on sale/impairment	0	30	0
Net income (loss)	32,903	8,533	990
Company's equity in earnings (loss) of unconsolidated joint ventures	7,126	1,782	213
Other Joint Ventures
Assets
Real estate assets	98,659	98,589
Accumulated depreciation	(12,991)	(10,995)
Real estate assets, net	85,668	87,594
Development in progress	7,675	0
Land held for development	39,728	41,075
Other assets	29,085	24,263
Total assets	162,156	152,932
Liabilities and Equity
Debt	74,081	63,999
Related party debt	0	0
Other liabilities	9,014	8,420
Equity	79,061	80,513
Total liabilities and equity	162,156	152,932
Company's net investment in unconsolidated joint ventures	27,820	27,694
Condensed Statements of Operations
Total revenue	14,563	11,118	9,888
Operating expense	(4,373)	(3,365)	(2,801)
Interest	(3,403)	(2,807)	(2,462)
Related party interest	0
Depreciation and amortization	(2,902)	(2,124)	(1,925)
Other income (expense)	11,265	15,549	7,123
Gain (loss) on sale/impairment	0	0	(11)
Net income (loss)	15,150	18,371	9,812
Company's equity in earnings (loss) of unconsolidated joint ventures	8,052	9,963	4,634
Cambridge Medipark Ltd | Leaseholds and Leasehold Improvements
Condensed Statements of Operations
Gain (loss) on sale/impairment	$ 11,500	$ 16,000	$ 7,100
Philadelphia | Liberty Property 18th & Arch
Condensed Statements of Operations
Number of equity method investments (in investments) | investment				2